Debt - Narrative (Details) (USD $)	6 Months Ended		28 Months Ended		3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended			28 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended	6 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended				6 Months Ended				6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Senior Notes 6.75% Notes	Jun. 30, 2014 Senior Notes 6.75% Notes	May 23, 2014 Senior Notes 6.75% Notes	Jun. 30, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes	Jun. 27, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes	Jun. 30, 2014 Senior Notes Libor Plus Three Point Nine Five Percent Notes LIBOR	Jun. 30, 2014 Promissory Notes Notes Payable, ACP Re Ltd.	Jun. 30, 2013 Promissory Notes Notes Payable, ACP Re Ltd.	Jun. 30, 2014 Promissory Notes Notes Payable, ACP Re Ltd.	Jun. 30, 2013 Promissory Notes Notes Payable, ACP Re Ltd.	Feb. 20, 2013 Promissory Notes Notes Payable, ACP Re Ltd. promissory_note	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number One	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number One	Feb. 22, 2012 Promissory Notes Notes Payable, VelaPoint Note Number One	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment One	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Two	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Three	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Two	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Two	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Two	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Two	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Three	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Three	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Three	Jun. 30, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Three	Jun. 30, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Three	Jun. 30, 2014 Line of Credit	Jun. 30, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes	Jun. 27, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes	Jun. 30, 2014 Surplus Notes Libor Plus Four Point Zero Five Percent Notes LIBOR	Jun. 30, 2014 Letter of Credit	Dec. 31, 2013 Letter of Credit	Jun. 30, 2014 JPMorgan Chase, N.A. Line of Credit	Jun. 30, 2013 JPMorgan Chase, N.A. Line of Credit	Jun. 30, 2014 JPMorgan Chase, N.A. Line of Credit	Jun. 30, 2013 JPMorgan Chase, N.A. Line of Credit	Jun. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt	May 30, 2014 JPMorgan Chase, N.A. Unsecured Debt Alternate Base Rate Or LIBOR	Jun. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt Federal Funds	Jun. 30, 2014 JPMorgan Chase, N.A. Unsecured Debt LIBOR	Jun. 30, 2014 JPMorgan Chase, N.A. Secured Debt LIBOR	Mar. 31, 2013 JPMorgan Chase, N.A. Secured Debt LIBOR	Jun. 30, 2014 Reliant Financial Group, LLC [Member]	Mar. 31, 2014 Reliant Financial Group, LLC [Member] Promissory Notes Notes Payable, VelaPoint Note Number Two	Jun. 30, 2014 Minimum JPMorgan Chase, N.A. Unsecured Debt	Jun. 30, 2014 Maximum Letter of Credit	Jun. 30, 2014 Maximum JPMorgan Chase, N.A. Unsecured Debt	May 30, 2014 Maximum JPMorgan Chase, N.A. Unsecured Debt Alternate Base Rate Or LIBOR	Jun. 30, 2014 Failure To Pay Interest Or Fees [Member] JPMorgan Chase, N.A. Unsecured Debt	May 23, 2014 Indenture Excess Leverage Ratio [Member] Minimum 6.75% Notes	May 23, 2014 Indenture Excess Leverage Ratio [Member] Maximum 6.75% Notes
Debt Instrument [Line Items]
Number of outstanding notes prior to amendment															2
Notes payable	$ 259,113,000		$ 259,113,000	$ 81,142,000			$ 250,000,000		$ 3,500,000						$ 18,700,000	$ 600,000		$ 600,000		$ 1,500,000								$ 184,000			$ 184,000				$ 5,000,000
Debt Instrument, Redemption Price, Percentage								100.00%																										100.00%
Interest rate on debt							6.75%								3.00%					5.00%
Ratio of Indebtedness to Net Capital																																																								0.35	1.00
Proceeds from Debt, Net of Issuance Costs						245,000,000
Interest expense associated with debt					1,710,000	1,710,000					80,000	140,000	220,000	280,000		7,000	16,000	20,000	30,000					0	15,000	15,000	30,000	0		1,000	0	2,000							697,000	341,000	1,133,000	419,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																																																	875,000
Business Acquisition, Percentage of Voting Interests Acquired																																																	50.00%
Payments to Acquire Businesses, Net of Cash Acquired	15,778,000	22,766,000																																															175,000
Periodic principal payment																					400,000	500,000	600,000
Period payments are due after first anniversary date			30 days
Amount of debt paid																													92,000				59,200,000																	700,000
Credit agreement maximum borrowing capacity																																												135,000,000				90,000,000				10,000,000		50,000,000
Number Of Days Failure to Pay Interest Or Fees																																																							3 days
Letter Of Credit Fronting Fee																																					0.125%
Line of Credit Facility, Commitment Fee Percentage																																											0.25%								0.20%		0.30%
Description of variable rate basis										LIBOR																										LIBOR									Federal Funds	LIBOR	LIBOR
Basis spread on variable rate										3.95%																										4.05%									0.50%	1.00%	2.50%
Credit agreement outstanding balance																																					13,600,000	0
Long-term Debt	$ 259,113,000		$ 259,113,000		$ 250,000,000	$ 250,000,000		$ 3,500,000								$ 613,000		$ 613,000																$ 5,000,000